Client Name:
Client Project Name:	BRAVO 2026-CES3
Start - End Dates:	2/15/2026 - 7/17/2026
Deal Loan Count:	1,510

Conditions Report 2.0

Loans in Report	1,510
Loans with Conditions:	396

0 - Total Active Conditions

594 - Total Satisfied Conditions

169 - Credit Review Scope
13 - Category: Ability to Repay/Qualified Mortgage
9 - Category: Application
22 - Category: Credit/Mtg History
17 - Category: DTI
39 - Category: Income/Employment
6 - Category: Insurance
18 - Category: Legal Documents
15 - Category: Terms/Guidelines
30 - Category: Title
25 - Property Valuations Review Scope
10 - Category: Appraisal
11 - Category: FEMA
4 - Category: Property
400 - Compliance Review Scope
19 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Borrower's Interest
9 - Category: Compliance Manual
9 - Category: Documentation
71 - Category: RESPA
24 - Category: Right of Rescission
8 - Category: Section 32
46 - Category: State Consumer Protection
2 - Category: State High Cost
1 - Category: Texas Equity
2 - Category: Texas Home Equity
208 - Category: TILA/RESPA Integrated Disclosure
60 - Total Waived Conditions

3 - Credit Review Scope
2 - Category: Credit/Mtg History
1 - Category: LTV/CLTV
1 - Property Valuations Review Scope
1 - Category: Property
56 - Compliance Review Scope
1 - Category: Borrower's Interest
1 - Category: Right of Rescission
54 - Category: Texas Home Equity

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